Label	Element	Value
Hennessy Gas Utility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy Gas Utility Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Gas Utility Fund seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund may invest in any company whose securities are listed on a U.S. national securities exchange and in any foreign company through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index (the “AGA Stock Index”).  The AGA Stock Index is maintained by the American Gas Association, a national trade association of natural gas distribution companies, and is licensed exclusively to the Investment Manager for use as an investment strategy. The AGA Stock Index consists of all publicly traded member companies of the American Gas Association, which include natural gas distribution, gas pipeline, diversified gas, and combination gas and electric companies.  The stocks included in the Fund are chosen solely on the basis of their inclusion in the AGA Stock Index.

Under normal circumstances, the Fund intends to invest at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations, and no attempt is made to actively manage the Fund’s portfolio by using economic, financial, or market analysis.  The adverse financial situation of a company will not result in its elimination from the Fund’s portfolio unless the company is removed from the AGA Stock Index.  The percentage of the Fund’s assets invested in the stock of a particular company is approximately the same as the percentage weighting of such company in the AGA Stock Index.  The percentage weighting of each company in the AGA Stock Index is an amount equal to such company’s market capitalization multiplied by the percentage of such company’s assets devoted to natural gas distribution and transmission.  The latter component of this calculation is used to recognize the natural gas distribution and transmission component of the company’s asset base.

There is no predetermined acceptable range of the difference between the total return of the AGA Stock Index and the total return of the Fund.  Any difference is likely the result of various expenses incurred by the Fund, such as management fees, transaction costs, and other operating expenses, as well as subscription and redemption activity.  On the other hand, the Fund does attempt to achieve a correlation of monthly returns with the AGA Stock Index of approximately 95% or better.  A correlation of 100% would mean the total return of the Fund’s assets would increase and decrease at exactly the same rate as the total return of the AGA Stock Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Industry Concentration Risk: The Fund concentrates its investments in the natural gas and transmission industry, and its performance is therefore tied closely to, and affected by, industry developments. Natural gas companies may be adversely affected by fluctuations in natural gas prices, reduced supply or demand of natural gas, the disruption of natural gas supplies transported on interstate pipelines, depletion of reserves, extreme weather or environmental hazards, accidents or other operating issues, changes in the regulatory environment, slowdowns in new construction, rising interest rates, and terrorist threats on natural gas assets.

Foreign Securities Risk:  The Fund may invest in foreign companies.  There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country.  Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Index Tracking Risk:  While the Fund seeks to track the performance of the AGA Stock Index as closely as possible, the Fund’s return may not always be able to match or achieve a high correlation due to factors such as the expenses incurred by the Fund, such as management fees, transaction costs, and other operating expenses, that are not incurred by the AGA Stock Index and the possibility that the Fund may experience significant subscriptions or redemptions.  In addition, the Fund may not be fully invested at all times as a result of cash flows into the Fund or reserves of cash that are maintained in order to cover operating expenses and meet redemption requests.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment will fluctuate over time, and it is possible to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index reflecting a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the market sector in which the Fund invests, the AGA Stock Index.  For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus.  The Fund is the successor to the FBR Gas Utility Index Fund (the “Predecessor Gas Utility Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Gas Utility Fund, which had the same investment objective and same investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available at www.hennessyfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index reflecting a broad measure of market performance, the S&P 500 Index, as well as an additional index that reflects the market sector in which the Fund invests, the AGA Stock Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	We use the AGA Stock Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund. The AGA Stock Index is calculated monthly and provided by the American Gas Association.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	HENNESSY GAS UTILITY FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 14.73% for the quarter ended June 30, 2009, and the lowest quarterly return was -10.89% for the quarter ended March 31, 2009.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.89%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance of the Fund’s Institutional Class differs from that of the Fund’s Investor Class shares because the share classes have different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
We use the AGA Stock Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund. The AGA Stock Index is calculated monthly and provided by the American Gas Association.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

The inception date of the Fund’s Institutional Class shares is March 1, 2017. Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, the Fund’s Institutional Class shares.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Hennessy Gas Utility Fund | AGA Stock Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	AGA Stock Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.50%
Hennessy Gas Utility Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.12%
Hennessy Gas Utility Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	0.10%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.36%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
Annual Return 2009	rr_AnnualReturn2009	23.92%
Annual Return 2010	rr_AnnualReturn2010	12.40%
Annual Return 2011	rr_AnnualReturn2011	25.15%
Annual Return 2012	rr_AnnualReturn2012	7.45%
Annual Return 2013	rr_AnnualReturn2013	25.42%
Annual Return 2014	rr_AnnualReturn2014	21.20%
Annual Return 2015	rr_AnnualReturn2015	(16.01%)
Annual Return 2016	rr_AnnualReturn2016	20.70%
Annual Return 2017	rr_AnnualReturn2017	7.03%
Annual Return 2018	rr_AnnualReturn2018	(3.51%)
Label	rr_AverageAnnualReturnLabel	Hennessy Gas Utility Fund Returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.51%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.54%
Hennessy Gas Utility Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hennessy Gas Utility Fund Returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.95%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.39%
Hennessy Gas Utility Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hennessy Gas Utility Fund Returns after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.53%
Hennessy Gas Utility Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	none
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810
Label	rr_AverageAnnualReturnLabel	Hennessy Gas Utility Fund Returns - Institutional Returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.15%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.62%